Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($)		May 25, 2021	Mar. 12, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Total Economic Goodwill				$ 757,648	$ 757,648
Lemon Glow Company, Inc [Member]
Business Acquisition [Line Items]
Assets Acquired		$ 6,000
Property, Plant & Equipment	[1]	2,348,000
Total Tangible Asset Allocation		2,354,000
Total Identifiable Intangible Assets		10,637,000
Total Economic Goodwill		757,648
Purchase Consideration to be Allocated		13,749,000	$ 13,749,000
Lemon Glow Company, Inc [Member] | Assembled Workforce [Member]
Business Acquisition [Line Items]
Total Economic Goodwill		275,000
Lemon Glow Company, Inc [Member] | Goodwill (Excluding Assembled Workforce) [Member]
Business Acquisition [Line Items]
Total Economic Goodwill		483,000
Lemon Glow Company, Inc [Member] | Cannabis Cultivation License [Member]
Business Acquisition [Line Items]
Total Identifiable Intangible Assets		$ 10,637,000

[1]	The value of the land is excluded in the calculation of depreciation.